Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Commitments And Contingencies [Abstract]
Guarantees	€ 483	€ 682
Standby letters of credit	12	29
Share of contingent liabilities incurred in relation to interests in joint ventures	39	40
Other guarantees	16	18
Other commitments and contingent liabilities	€ 32	€ 12